SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION
18.	SEGMENT INFORMATION

The Company has identified its operating segments based on the internal reports that are reviewed and used by the chief executive officer and the executive management in assessing performance and in determining the allocation of resources. The Company has one operating segment, being the acquisition, exploration and development of uranium properties.

Geographically, the Company’s non-current assets and general and administrative expenditure are identified by country, being Canada, the United States, and Australia, with the corporate office in Canada. Geographic disclosure is as follows.

As at December 31, 2025	Canada	United States	Australia	Total
Current assets	$117,888,743	$721,059	$407,134	$119,016,936
Property and equipment	680,859	15,132,305	—	15,813,164
Exploration and evaluation assets	112,337,763	139,495,657	27,258,399	279,091,819
Other non-current assets	—	2,292,210	744,152	3,036,362
Total assets	$230,907,365	$157,641,231	$28,409,685	$416,958,281
Total liabilities	$12,713,435	$2,020,014	$798,746	$15,532,195

As at December 31, 2024	Canada	United States	Australia	Total
Current assets	$59,282,638	$193,709	$110,056	$59,586,403
Property and equipment	689,410	15,542,892	—	16,232,302
Exploration and evaluation assets	95,738,413	141,027,791	25,524,894	262,291,098
Other non-current assets	—	2,314,201	411,019	2,725,220
Total assets	$155,710,461	$159,078,593	$26,045,969	$340,835,023
Total liabilities	$35,220,994	$1,837,525	$613,345	$37,671,864

18.	SEGMENT INFORMATION (continued)

		United
Year ended December 31, 2025	Canada	States	Australia	Total
Share-based compensation	$6,261,824	$—	$87,092	$6,348,916
Administrative salaries, contractor and director fees	4,264,052	78,492	94,114	4,436,658
Investor relations	1,640,925	—	—	1,640,925
Office and administrative	970,030	89,040	32,164	1,091,234
Professional and consultant fees	3,539,604	408,770	—	3,948,374
Travel	638,326	8,079	—	646,405
Public company costs	1,312,607	—	—	1,312,607
Total general and administrative expenditure	$18,627,368	$584,381	$213,370	$19,425,119

		United
Year ended December 31, 2024	Canada	States	Australia	Total
Share-based compensation	$5,181,245	$—	$103,900	$5,285,145
Administrative salaries, contractor and director fees	4,972,700	74,914	72,413	5,120,027
Investor relations	897,110	—	—	897,110
Office and administrative	637,603	132,386	33,483	803,472
Professional and consultant fees	3,653,186	783,468	—	4,436,654
Travel	565,145	—	—	565,145
Public company costs	559,212	—	—	559,212
Total general and administrative expenditure	$16,466,201	$990,768	$209,796	$17,666,765

The Company disposed of all net assets in the Argentina reporting segment in the year ended December 31, 2024 and all associated income and expenses in the comparative period were classified as discontinued operations (Note 6a).